Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
KeyCorp [Member]
Disclosure of associates [line items]
Country of incorporation	[1]	United States
Nature of business	[1]	Banking
Ownership percentage	[1]	14.90%
Date of financial statements	[1],[2]	Jun. 30, 2025
Carrying value	[1]	$ 4,184	$ 4,048
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[3]	China
Nature of business	[3]	Banking
Ownership percentage	[3]	18.10%
Date of financial statements	[2],[3]	Mar. 31, 2025
Carrying value	[3]	$ 679	674	$ 658
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation	[4]	Curacao
Nature of business	[4]	Banking
Ownership percentage	[4]	48.10%
Date of financial statements	[2],[4]	Jun. 30, 2025
Carrying value	[4]	$ 552	$ 539	$ 527

[1]	On December 27, 2024, the Bank completed the acquisition of an additional 10% ownership interest, bringing the total ownership interest in KeyCorp to 14.9% (refer to Note 20 for further details). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. Based on the quoted price on the New York Stock Exchange, the market value of the Bank’s investment in KeyCorp was $4,044 as at July 31, 2025 (April 30, 2025 – $3,332).
[2]	Represents the date of the most recent financial statements.
[3]	Based on the quoted price on the Shanghai Stock Exchange, the market value of the Bank’s Investment in Bank of Xi’an Co. Ltd. was $595 (April 30, 2025 – $528; October 31, 2024 – $570), which has remained below the carrying amount. The Bank performed an impairment test as at July 31, 2025 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no impairment for the period ended July 31, 2025 (April 30, 2025 – nil; October 31, 2024 – $343). The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.
[4]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2025, these reserves amounted to $75 (April 30, 2025 – $74; October 31, 2024 – $74).